The Millicom Group - A.2.3 Impairment of Investments in Joint Ventures (Details)	Dec. 31, 2021	Dec. 31, 2020
Guatemala and Honduras Joint Ventures
Disclosure of joint ventures [line items]
Growth rate used to extrapolate cash flow projections	1.00%	1.00%
Honduras joint ventures
Disclosure of joint ventures [line items]
Discount rate applied to cash flow projections	8.90%	9.00%
Bottom of range | Guatemala and Honduras Joint Ventures
Disclosure of joint ventures [line items]
Growth rate used to extrapolate cash flow projections		1.10%
Top of range | Guatemala and Honduras Joint Ventures
Disclosure of joint ventures [line items]
Growth rate used to extrapolate cash flow projections		1.20%